Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2023 HKD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 HKD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 HKD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jun. 25, 2021 $ / shares shares	Jul. 21, 2020 $ / shares shares
Summary of Significant Accounting Policies (Details) [Line Items]
Convenience translation rate per share | (per share)	$ 7.8499	$ 1
Time deposits	$ 7,290,846						$ 928,782
Maturity period	5 years						5 years
Coverage limit	$ 500,000						$ 63,695
Cash and cash equivalent	10,437,835		$ 5,124,209				1,329,677
Provision for doubtful accounts	241,959		189,016				30,823
Other receivables	151,916		80,997				19,353
Deferred charge	3,936,449						$ 501,465
Accumulated deferred IPO cost	7,001,696	$ 891,947	3,065,247
Selling and marketing expense	$ 448,847	$ 57,178	216,254		$ 843,858
Contributions percentage	5.00%	5.00%
Lease term	12 months						12 months
Operating lease expense	$ 304,824	$ 38,832	299,721		294,807
Tax benefit percentage	50.00%	50.00%
Revenues	$ 12,532,531	$ 1,596,521	$ 17,439,535		$ 12,624,891
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Between monthly income		7,000
Over monthly income		1,500
Ordinary shares (in Shares) | shares									48,000,000	50,000
Price per share (in Dollars per share) | $ / shares									$ 0.001041667	$ 1
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Between monthly income		30,000
Over monthly income		30,000
Lease term	12 months						12 months
Ordinary shares (in Shares) | shares									96,000,000	48,000,000
Price per share (in Dollars per share) | $ / shares									$ 0.00052083	$ 0.001041667
One Customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable							$ 19	14.7
Revenues		14		$ 15.4		$ 18.4
Two Customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable							$ 19.5	14.7
Revenues		10.5		$ 15.4		$ 10.5
Three Customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable								14
Revenues		$ 10.5
Four Customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable								$ 12.8